Financial Debt - Recoverable cash and cash advances received (Details) € in Thousands	Sep. 30, 2022 EUR (€)
Contractual advances
Disclosure of research and development expenses
Sleep apnea device (6472)	€ 1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvement (7388)	1,467
Total Recoverable cash advances	7,627
Advances received
Disclosure of research and development expenses
Sleep apnea device (6472)	1,600
First articles (6839)	2,160
Clinical trial (6840)	2,400
Activation chip improvement (7388)	1,467
Total Recoverable cash advances	7,627
Amounts reimbursed
Disclosure of research and development expenses
Sleep apnea device (6472)	480
First articles (6839)	284
Clinical trial (6840)	210
Activation chip improvement (7388)	44
Total Recoverable cash advances	€ 1,018